Subsequent events Subsequent events	12 Months Ended
Dec. 31, 2019
Disclosure of events after reporting period [Abstract]
Subsequent events
Subsequent events:
In March 2020, the Company announced the idling of its Titan plant effective March 16, 2020 and its Chile IV plant effective April 1, 2020 for an indefinite period. Both the Titan and Chile IV plants are adjacent to plants with continuing operations and are operated and managed by Methanex teams that continue to serve each site.